BANK PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

(6) Bank Premises and Equipment

Bank premises and equipment as of year-end are as follows (000s omitted):

	2012	2011
Land, buildings and improvements	$44,320	$44,335
Equipment, furniture and fixtures	22,396	22,123
Total Bank premises and equipment	$66,716	$66,458
Less accumulated depreciation	38,666	36,942
Bank premises and equipment, net	$28,050	$29,516
Bank Premises and Equipment includes Construction in Progress of $35,000 as of December 31, 2012 and $81,000 as of December 31, 2011.
The Company has entered into lease commitments for office locations. Rental expense charged to operations was $203,000, $193,000, and $195,000 for the years ended December 31, 2012, 2011, and 2010, respectively. The future minimum lease payments are as follows:

Year	Minimum Payment
2013	$138,000
2014	80,000
2015	7,000
2016	—
Thereafter	—